Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2023
Supplemental Cash Flow Information [Abstract]
Schedule of Supplemental Cash Flow Information	SUPPLEMENTAL CASH FLOW INFORMATION
	June 30, 2023	June 30, 2022
	($)	($)
Non-cash investing and financing activities:
Shares issued to acquire Holdco shares	-	11,441
Shares issued in connection with Xcite acquisition	-	4,196